Trade receivables, prepayments and other receivables - Summary of trade receivables pre payments (Detail) - CNY (¥) ¥ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Disclosure of Trade Receivables Pre payments and other Receivables [Abstract]
Trade receivables		¥ 318,044	¥ 302,482
Loss allowance		(65,437)	(35,549)
Trade receivables, net of loss allowance		252,607	266,933
Receivables from payments made on behalf of customers, net of allowance		31,917	52,952
Receivables from loans to employees	[1]	18,501	10,859
Other receivables		50,418	63,811
Trade and other receivables at amortized cost		303,025	330,744
Prepayments to suppliers		67,542	49,955
Refundable value-added tax		64,678	49,493
Others		15,014	29,271
Prepayments and others		147,234	128,719
Prepayments and other receivables		197,652	192,530
Total trade receivables, prepayments and other receivables		¥ 450,259	¥ 459,463

[1]	In June 2023, the Group provided a one-year loan with a principal amount of USD1.5 million (equivalent to RMB10.9 million) to an employee at an interest rate of 4.43%. The principal of USD1.0 million (equivalent to RMB7.1 million) was repaid in 2024, and the term for the remaining principal of USD0.5 million (equivalent to RMB3.6 million) and the cumulative interest of USD0.1 million (equivalent to RMB0.6 million) was extended to be repaid in June 2025.